Share Capital - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	1,294,278	361,314
Granted	1,101,021	1,251,522
Settled	(103,155)	(115,517)
Forfeited	(783,112)	(203,041)
Ending Balance	1,509,032	1,294,278